Consolidated Statements of Income - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
REVENUE
Premiums and other considerations	$ 56,864,702	$ 61,116,195
Premiums ceded	(12,511,080)	(13,687,074)
Net premiums	44,353,622	47,429,121
Investment income, net of expenses	21,237,313	21,162,735
Net realized gains on investments	818,705	710,632
Other income	1,767,071	1,595,300
Total revenue	68,176,711	70,897,788
BENEFITS AND EXPENSES
Death and other benefits	44,305,739	40,568,665
Guaranteed annual endowments	404,466	413,135
Dividends to policyholders	332,063	339,945
Increase in benefit reserves and unearned premiums	6,739,357	11,522,583
Acquisition costs deferred	(6,030,513)	(6,678,626)
Amortization of deferred acquisition costs	7,103,147	7,359,964
Commissions	3,537,009	4,564,713
Other general and administrative expenses	10,881,337	11,111,572
Total benefits and expenses	67,272,605	69,201,951
INCOME BEFORE FEDERAL INCOME TAXES	904,106	1,695,837
PROVISION (BENEFIT) FOR FEDERAL INCOME TAXES
Current	392,468	315,444
Deferred	(525,078)	114,209
Total federal income taxes	(132,610)	429,653
NET INCOME	$ 1,036,716	$ 1,266,184
BASIC AND DILUTED NET EARNINGS PER SHARE (in Dollars per share)	$ 0.93	$ 1.12